May 1, 2023
Updating Summary Prospectus for Investors in
Flexible Premium Multifunded Life Insurance Policies
Issued by Metropolitan Tower Separate Account Two of
Metropolitan Tower Life Insurance Company
This Updating Summary Prospectus summarizes key features of individual flexible premium multifunded life insurance policies (“Policies”) issued by Metropolitan Tower Life Insurance Company (“Metropolitan Tower” the “Company,” “we,” “us” or “our”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000508. You can also obtain this information at no cost by calling 1-800-638-9294 or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policies or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

THE POLICY WAS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METROPOLITAN TOWER DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METROPOLITAN TOWER.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into you entered into your Policy:
•
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Not Applicable
Transaction Charges	You may be charged for other transactions (such as when you make a premium payment or request an increase in the death benefit or request more than one illustration in a year).			“Charges and Deductions — Premium Expense Charges”
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., age, sex and risk classification). There is also a mortality and expense risk charge deducted.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
“Charges and Deductions – Monthly Deduction from Cash Value” “Charges and Deductions – Charges Against the Separate Account”
	ANNUAL FEE	MIN.	MAX.
	Investment options ( Portfolio fees and charges)	0.28%	0.85%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.			“Principal Risks”
Not a Short- Term Investment
The Policies are designed to provide lifetime insurance protection.
They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., Portfolios). Each investment option (including any Fixed Account investment option)
has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Insurance Company Risks
An investment in the Policy is subject to the risks related to
Metropolitan Tower Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Policy, which are subject to the claims paying ability of
Metropolitan Tower Life. If Metropolitan Tower Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Tower Life, including its financial strength ratings, is available upon request by calling: 1-800-
638-9294 or visiting: https://www.metlife.com/about-us/corporate-
profile/ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
There are no restrictions that may limit the investments you may choose. Policy Owners may transfer cash value between and among the investment divisions and the Fixed Account. The minimum
amount you may transfer is $50, or if less, the total amount in the investment division or the Fixed Account. Metropolitan Tower Life may limit transfers to six (6) per Policy year. Restrictions may apply to frequent transfers.
Metropolitan Tower Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.
“Payment and Allocation of Premiums — Cash Value Transfers”
Optional Benefits
Optional insurance benefits were available to be elected at Policy issue only. Optional income plans are available upon the death of the insured , when the Policy reaches its Final Date or if a Policy is surrendered for its cash surrender value.
“Policy Benefits – Optional Benefits”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences
“Tax Considerations”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend paying additional
premiums under the Policy over another investment.
“Distribution of the Policies”

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing
Policy .
“Distribution of the Policies” “Policy Rights– Exchange Privilege”

DEFINITIONS
Age — The age in full years of the insured at issue of the Policy plus the number of full Policy years completed since issue. A full Policy year is completed upon the commencement of the next succeeding Policy year.
Beneficiary — The beneficiary is the person or persons designated by the Policy Owner to receive the insurance proceeds upon the death of the insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the insured. If there is more than one Beneficiary at the death of the insured, each will receive equal payments unless otherwise provided by the Policy Owner.
Cash Surrender Value — The cash value less any indebtedness, any accrued and unpaid monthly deduction and any applicable transaction charge.
Cash Value — The sum of the Policy cash values in the Fixed Account, the investment divisions of the Separate Account and the Policy Loan Account.
Date of Policy — The date set forth in the Policy that is used to determine Policy years and Policy months. Policy anniversaries are measured from the Date of Policy.
Date of Receipt — The date that premium payments and communications will be deemed to be received at the Designated Office.
Designated Office —  Our Designated Office varies based on the type of service request or transaction that you are making. The most recent correspondence or annual statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. Your premium payment bill will have the address and telephone number that you can use to pay premiums. We will notify you if there are changes to this information.
Final Date — The policy anniversary on which the insured is age 95.
Fixed Account — An account which is part of the General Account and to which Metropolitan Tower will allocate net premiums as directed by the Policy Owner and credit certain fixed rates of interest. Aspects of the Fixed Account are briefly summarized in the Prospectus in order to give a better understanding of how the Policy functions.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
General Account — The assets of Metropolitan Tower other than those allocated to the Separate Account or any other separate account.
Guideline Annual Premium — The level annual amount of premium that would be payable through the Final Date of a Policy for the specified face amount of the Policy if premiums were fixed by Metropolitan Tower as to both timing and amount and were based on 1980 Commissioners Standard Ordinary Mortality Tables, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders.
Indebtedness — The total of any unpaid Policy loan and loan interest.
Insured — The person upon whose life the Policy is issued.

Investment Start Date — The date the first premium is applied to the Fixed Account and/or the Separate Account. It is the later of (1) the Date of Policy and (2) the date the first premium for a Policy is received at the Designated Office.
Investment Division — A subdivision of the Separate Account. The assets in each investment division are invested exclusively in the shares of a specified Portfolio .
Loan Value — The maximum amount that may be borrowed under the Policy . The loan value equals the Policy's cash surrender value less two monthly deductions , or, if greater, 75% (90% in Virginia and Maryland) of the cash surrender value (or, in Texas, the policy's cash surrender value less the monthly deductions to the end of the Policy year, if greater).
Minimum Initial Specified Face Amount — The minimum specified face amount of insurance for which a Policy may be issued. Currently, the amount is $100,000 for insureds in the preferred rate class and $50,000 for all other insureds.
Monthly Anniversary — The same date in each month as the Date of Policy . For purposes of the Separate Account, whenever the monthly anniversary date falls on a date other than a valuation date, the next valuation date will be deemed to be the monthly anniversary .
Monthly Deduction — Charges deducted monthly from the cash value of a Policy and which include the monthly cost of term insurance, the monthly cost of any benefits provided by riders, and the monthly policy charges.
Planned Periodic Premium — The Policy Owner's self-determined level-amount premium planned to be paid at fixed intervals over a specified period of time.
Policy — The flexible premium multifunded life insurance policy offered by Metropolitan Tower and described in this Prospectus.
Policy Loan Account — An account within the General Account to which cash value from the Separate Account and/or the Fixed Account in an amount equal to a Policy loan requested by a Policy Owner is transferred.
Policy Month — The month beginning on the monthly anniversary .
Policy Owner (“Owner”) — The person so designated in the application or as subsequently changed.
Policy Year — A Policy Year is a 12 month period between the anniversaries of a Policy. The first policy year starts on the Date of Policy.
Portfolio — A Portfolio represents a class (or series) of stock in an underlying mutual fund (“Fund”) in which an investment division's assets are invested.
Separate Account — Metropolitan Tower Separate Account Two, a separate investment account of Metropolitan Tower through which premiums paid under the Policy are invested to the extent allocated to the Separate Account by the Policy Owner.
Specified Face Amount — The amount set forth on the face of the Policy .
Target Premium — The estimated annual amount which would keep a Policy in force to maturity based on the insured's attained age and sex, the specified face amount of insurance and reasonable estimates of mortality and interest.

Valuation Date — Each day on which the New York Stock Exchange is open for trading or, on days other than when the New York Stock Exchange is open, on which it is determined that there is sufficient degree of trading in the Fund's portfolio securities that the current net asset value of its redeemable securities might be materially affected. Valuations for any date other than a Valuation Date will be determined as of the next Valuation Date.
Valuation Period — The period between two successive Valuation Dates, commencing at 4:00 p.m., Eastern Time, on each valuation date and ending at 4:00 p.m., Eastern Time, on the next succeeding Valuation Date.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000508. You can also request this information at no cost by calling 1-800-638-9294 or by sending an email request to RCG@metlife.com. Updated performance information for the Portfolios is also available at www.metlife.com or by calling 1-800-638-9294.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	-28.60%	-0.23%	4.45%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	-14.15%	0.32%	1.55%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	1.44%	1.12%	0.68%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	-17.08%	5.67%	8.30%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	-19.02%	8.82%	12.46%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	-28.15%	6.39%	10.57%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	-31.70%	3.03%	8.05%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	-62.47%	5.73%	8.62%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.50%	-22.15%	6.11%	11.35%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.55%	-16.66%	0.18%	2.19%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Investment Allocation Restrictions
Index SelectorSM: If you elect the Index SelectorSM, you are limited to allocating your premiums and Cash Value among the following funding options and the Fixed Account:
MetLife Aggregate Bond Index
MetLife MSCI EAFE Index
MetLife Stock Index
MetLife Mid Cap Stock Index
MetLife Russell 2000 Index
A-2

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policy and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000508. For a free copy of the Prospectus and SAI and to request other information about the Policy, please call 1-800-638-9294 or send an email request to RCG@metlife.com.
EDGAR ID: C000032035